Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of maturity analysis of financial liabilities

Contractual obligations	one year	2-3 years	more than 3 years	Total
Accounts payable and accrued liabilities	$28,202	—	—	$28,080
Export prepayment agreement (Note 13)	—	81,389	—	81,389
Lease liabilities	680	722	2,267	3,669

Schedule of foreign currency risk

Balance, December 31,		2022	2021
			(Restated
			note 2)

Brazilian Reais
Current assets	Reais	291,915	4,279
Current liabilities	Reais	(116,874)	(11,692)

Balance, December 31,		2022	2021
United States Dollar
Cash in banks	US	28,704	67,088
Current liabilities	US	(3,800)	—
Non-current liabilities	US	(60,114)	—

Schedule of market risk

	December 31, 2022		December 31, 2021
	Amount in	Equivalent	Amount in	Equivalent
	denominated	Amount	denominated	Amount
Denominated Currencies	currency	in Canadian $	currency	in Canadian $
Deposits in Brazilian Reais	223,635	$57,325	3,051	$699
Deposits in United States Dollars	28,704	38,886	67,088	84,760
	—	$96,211	—	$85,459